DUE TO OFFICER	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
DUE TO OFFICER

NOTE 10 – DUE TO OFFICER

Due to officer, represents advances made by officers of the Company and its subsidiaries, which are non-interest bearing, except for $100,000 as described below, unsecured and due on demand. As of March 31, 2012 and June 30, 2011, the balances were $1,567,363 and $1,365,949, respectively.

As of March 31, 2012, the Company has a short term note payable amounting $100,000 with interest bearing $3,000 per month payable to a member of the Board of Directors.